Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2016
Short-term borrowings and long-term debt
Short-term borrowings and long-term debt

11. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2015 and 2016 consist of the following:

	Yen in millions
	March 31
	2015	2016
Unsecured loans, principally from banks with average interest at March 31, 2015 and 2016 of 0.17% and 0.23% per annum, respectively	¥52,401	¥81,004

Secured loans, principally from banks with average interest at March 31, 2016 of 5.98% per annum	—	88

	¥52,401	¥81,092

As of March 31, 2016, NIDEC had unused lines of credit amounting to ¥218,973 million with banks. Under these programs, NIDEC is authorized to obtain short-term financing at prevailing interest rates.

Long-term debt at March 31, 2015 and 2016 are comprised of the following:

	Yen in millions
	March 31
	2015	2016
Unsecured loans, representing obligations principally to banks
Due 2015 to 2026 in 2015 with interest ranging from 0.17% to 6.40% per annum in 2015	¥53,789	—
Due 2016 to 2026 in 2016 with interest ranging from 0.00% to 14.79% per annum in 2016	—	¥59,616
Secured loans, representing obligations principally to banks
Due 2015 to 2024 in 2015 with interest ranging from 1.45% to 3.50% per annum in 2015	1,372	—
Due 2016 to 2023 in 2016 with interest ranging from 1.95% to 3.50% per annum in 2016	—	1,326
Zero coupon convertible bonds due 2015 Convertible at ¥5,313 for one common share	21,455	—
Unsecured straight bonds due 2017 Interest at 0.39% per annum in 2015 and 2016	65,000	65,000
Unsecured straight bonds due 2019 Interest at 0.60% per annum in 2015 and 2016	15,000	15,000
Unsecured straight bonds due 2022 Interest at 0.96% per annum in 2015 and 2016	20,000	20,000
Unsecured straight bonds due 2016 Interest at 0.21% per annum in 2015 and 2016	50,000	50,000
Capital lease obligations
Due 2015 to 2020 in 2015, with interest ranging from 0.00% to 15.74 % per annum in 2015	3,481	—
Due 2016 to 2023 in 2016, with interest ranging from 0.00% to 15.74 % per annum in 2016	—	8,748

	230,097	219,690
Less - Bonds current portion due within one year	(21,455)	(50,000)
Less - Long-term debt current portion due within one year	(22,106)	(30,523)
Less - Capital lease obligation current portion due within one year	(1,924)	(2,273)

	¥184,612	¥136,894

Detail of Euro Yen denominated zero coupon convertible bonds due 2016 is as follows;

	Yen in millions
	March 31
	2015	2016
Principal amount	¥21,445	¥—
Unamortized premium	10	—

Total	¥21,455	¥—

The Euro Yen Convertible Bonds with Stock Acquisition Rights due 2015, which were listed at Singapore Stock Exchange, were issued on September 21, 2010, and were redeemable at 100% of principal amount on September 18, 2015 (maturity date).

On April 1, 2014, the Company completed a two-for-one stock split. As a result, the conversion price of the Company’s Euro Yen Convertible Bonds with Stock Acquisition Rights due 2015 is adjusted from ¥10,626 to ¥5,313 and the number of potential shares based on conversion options associated with the convertible bonds is changed from 9,010,916 to 18,021,833, pursuant to the Terms and Conditions of the Bonds set forth in the Offering Circular.

The bonds are included in the calculation of diluted earnings per share as their impact is dilutive.

During the six months ended September 30, 2015, the bonds as of March 31, 2015 had been fully converted into common stock due to exercises of stock acquisition rights, which led to the allocation of treasury stock and issuances of new shares. The exercises of stock acquisition rights are a non-cash financing activity.

NIDEC was not required to bifurcate any of the embedded features contained in the bonds for accounting purposes.

The aggregate amounts of annual maturity of long-term debt after March 31, 2016 are as follows:

Yen in millions
Year ending March 31
2017	¥82,796
2018	72,386
2019	562
2020	15,544
2021	28,161
2022 and thereafter	¥20,241

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. As of March 31, 2016, certain subsidiary pledges machinery, land and building with the sum of book value of ¥2,744 million as collateral for ¥1,414 million of short-term borrowings, current portion of long-term debt and long-term debt. Among them, pledged asset of factory foundation is building of ¥854 million and corresponding debt is short-term borrowings of ¥88 million.